UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	811-03231

SEI Liquid Asset Trust

(Exact name of registrant as specified in charter)

SEI Investments One Freedom Valley Drive Oaks, PA	19456
(Address of principal executive offices)	(Zip code)

CT Corporation

101 Federal St.

Boston, MA 02110

(Name and address of agent for service)

Copies to:

Richard W. Grant, Esq.

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: June 30, 2009

Date of reporting period: June 30, 2009

Item 1.	Reports to Stockholders.

SEI Liquid Asset Trust

Annual Report as of June 30, 2009

Prime Obligation Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SEI LIQUID ASSET TRUST — JUNE 30, 2009

To Our Shareholders:

For the fiscal year ended June 30, 2009, the U.S. fixed-income market experienced perhaps one of its most turbulent periods in history. In 2008, the U.S. economy fell into recession when the sharp decline in housing prices and equity markets eroded consumer confidence and brought retail spending to a near standstill. The credit markets seized up as illiquidity and stress in the financial system triggered a huge flight to safety into U.S. Treasury securities and created a dysfunctional bond market. Banks and broker-dealers hoarded cash, pushing the overnight Libor rate to above 6.0%. Conversely, Treasury bill yields plunged to near zero as demand for risk-free assets soared. The market witnessed such unthinkable events as the nationalization of Fannie Mae and Freddie Mac, the takeovers of Bear Stearns, Merrill Lynch, Wachovia Bank, Washington Mutual and Countrywide Savings & Loan under duress, the cataclysmic bankruptcy of Lehman Brothers and the collapse of the Reserve Primary Fund, one of the nation’s largest money market funds. In response to this unprecedented global financial crisis, the Federal Reserve (“Fed”) reacted aggressively to cut the federal funds rate to near zero percent. Additionally, the Fed and the Treasury Department launched a quantitative easing campaign to promote liquidity and restore market confidence. In 2009, thanks to accommodative government efforts, the pace of economic contraction slowed and credit markets started to recover. Liquidity conditions and the market sentiment significantly improved in the short-term market, as the three-month Libor rate declined from 2.8% to 0.6% and the TED spread (spread between three-month Libor and three-month Treasury-bill) finally normalized.

During the period, commercial paper outstandings continued to fall and currently stand at $1.3 trillion, 41% below the peak in August 2007. Across the board, Financials, Industrials, and Asset-Backed Commercial Paper (“ABCP”) all declined. ABCP dipped below the $600 billion level, down 54% from the peak. Encouraged by easing funding conditions, participation in the Federal Reserve sponsored Commercial Paper Funding Facility (“CPFF”) and the ABCP Money Market Liquidity Facility (“AMLF”) fell considerably in 2009, indicating a gradual recovery in the commercial paper market.

Zero-interest-rate policy continues to pose a significant challenge to money market funds. The reinvestment of maturing holdings at lower interest rates will gradually cause fund yields to decline. Further complicating money market strategy is the flattening yield curve, which mitigates the ability to pick up incremental yield through the purchase of longer-maturity securities. Moreover, in June 2009, the SEC proposed changes to Rule 2a-7 to improve the industry’s ability to endure episodes of market turmoil. The recommendations were generally more conservative than the Investment Company Institute’s proposal. While the tighter regulation will help stabilize the short-term market and bolster investor confidence, it will put more pressure on money market yields.

During the period, SEI bought out the remaining structured investment vehicles (“SIVs”) in the SLAT Prime Obligation Fund. As a result, the Fund no longer has SIV exposure. In addition, SEI has extended the participation in the U.S. Treasury Guarantee Program for the SLAT Prime Obligation fund through September 18, 2009. SEI and the Fund’s sub-adviser, Columbia Management Advisers, LLC, a subsidiary of Bank of America, continue to be actively monitoring market events and are committed to delivering the core investment goals of the Fund, namely the preservation of principal and liquidity.

Sincerely,

Robert A. Nesher

President

SEI Liquid Asset Trust / Annual Report / June 30, 2009	1

SCHEDULE OF INVESTMENTS

Prime Obligation Fund

June 30, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

CERTIFICATES OF DEPOSIT (A) — 47.6%
Banco Bilbao Vizcaya Argentaria
0.705%, 07/17/09	$45,000	$45,000
0.550%, 08/07/09	23,000	23,001
Bank of Montreal
0.360%, 09/16/09	7,000	7,000
Bank of Tokyo-Mitsubishi
0.830%, 08/10/09	28,000	28,000
0.400%, 07/27/09	12,000	12,000
Barclays Bank
1.050%, 07/15/09	25,000	25,000
1.000%, 07/16/09	45,000	45,000
BNP Paribas
0.830%, 08/20/09	43,500	43,500
0.750%, 11/13/09	1,500	1,500
0.650%, 09/08/09	24,000	24,000
Credit Agricole
0.800%, 07/17/09	40,000	40,000
0.520%, 09/18/09	8,000	8,000
0.500%, 09/21/09	20,000	20,000
Deutsche Bank (C)
1.049%, 07/30/09	1,000	1,000
Lloyds TSB
1.070%, 07/14/09	15,000	15,000
1.050%, 07/14/09	28,000	28,000
National Australia Bank
0.680%, 11/16/09	5,000	5,000
0.450%, 07/23/09	7,000	7,000
0.380%, 09/30/09	19,000	19,000
Rabobank Nederland
0.510%, 12/22/09	20,000	20,000
Royal Bank of Scotland
0.330%, 07/10/09	21,000	21,000
Societe Generale
0.650%, 09/09/09	57,000	57,000
Sumitomo Mitsui Banking
0.900%, 07/21/09	42,000	42,000
Svenska Handelsbanken
0.350%, 09/08/09	13,000	13,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

UBS
0.370%, 07/08/09	$20,000	$20,000
0.330%, 07/02/09	25,000	25,000
0.320%, 07/17/09	10,000	10,000
Wachovia (C)
0.945%, 08/20/09	2,000	2,002
Westpac Banking
0.340%, 09/17/09	8,000	8,000

Total Certificates of Deposit (Cost $615,003) ($ Thousands)		615,003

COMMERCIAL PAPER (A) (B) — 32.4%
Barton Capital
0.300%, 09/01/09	2,500	2,499
Bryant Park Funding
0.300%, 07/27/09	2,000	2,000
CBA Delaware Finance
0.330%, 09/08/09	6,000	5,996
Citigroup Funding
0.450%, 07/07/09	20,001	19,999
Fairway Finance
0.400%, 07/07/09	1,000	1,000
0.451%, 08/04/09	1,000	1,000
0.420%, 08/12/09	3,000	2,998
0.342%, 09/01/09	2,500	2,498
0.360%, 09/14/09	3,000	2,998
0.360%, 09/18/09	15,000	14,988
Falcon Asset Securitization
0.300%, 08/24/09	3,000	2,999
0.300%, 08/25/09	5,000	4,998
Gemini Securitization
0.380%, 09/01/09	1,500	1,499
0.330%, 09/04/09	5,000	4,997
0.370%, 09/17/09	29,000	28,977
0.370%, 09/25/09	6,000	5,995
General Electric Capital
0.280%, 07/24/09	60,000	59,989
Gotham Funding
0.420%, 08/10/09	17,000	16,992
ING US Funding
0.350%, 07/23/09	1,500	1,500
0.611%, 08/03/09	21,000	20,988
0.631%, 08/04/09	20,000	19,988
0.571%, 08/10/09	15,000	14,990
0.501%, 08/14/09	10,000	9,994
JPMorgan Chase Funding
0.501%, 10/19/09	12,000	11,982
Liberty Street Funding
0.451%, 07/13/09	3,000	3,000
0.350%, 07/27/09	7,000	6,998
0.420%, 08/11/09	3,000	2,999
0.350%, 09/10/09	3,000	2,998
0.360%, 09/15/09	14,000	13,989
LMA Americas
0.350%, 07/06/09	4,000	4,000
0.310%, 07/15/09	5,000	4,999
0.320%, 07/21/09	9,000	8,998
0.340%, 07/24/09	8,000	7,998

2	SEI Liquid Asset Trust / Annual Report / June 30, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Matchpoint Master Trust
0.340%, 07/10/09	$5,000	$5,000
National Australia Funding
0.440%, 07/24/09	18,000	17,995
Park Avenue Receivables
0.300%, 08/24/09	2,000	1,999
Pfizer
0.280%, 08/31/09	3,000	2,999
Sheffield Receivables
0.300%, 07/28/09	4,000	3,999
0.450%, 08/03/09	4,000	3,998
0.451%, 08/05/09	2,000	1,999
0.451%, 08/06/09	14,000	13,994
0.310%, 08/19/09	2,000	1,999
0.330%, 09/03/09	4,000	3,998
0.370%, 09/15/09	10,000	9,992
Societe Generale North America
0.762%, 08/27/09	8,000	7,990
Starbird Funding
0.320%, 07/08/09	2,000	2,000
0.300%, 07/09/09	2,000	2,000
Total Capital Canada
0.270%, 08/14/09	2,000	1,999
Tulip Funding
0.280%, 07/06/09	14,000	13,999
Variable Funding Capital
0.400%, 08/03/09	3,000	2,999
0.310%, 08/26/09	2,000	1,999

Total Commercial Paper (Cost $418,801) ($ Thousands)		418,801

U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.1%
FHLB
2.560%, 08/04/09	2,000	2,004
0.786%, 08/07/09 (C)	8,000	7,997
0.849%, 07/30/09 (C)	4,000	4,000
FHLB DN (B)
0.451%, 07/13/09	1,000	1,000
0.572%, 07/20/09	20,000	19,994
0.512%, 01/12/10	6,000	5,983
FHLMC (C)
1.211%, 07/07/09	17,200	17,207
0.888%, 08/01/09	11,000	11,002
1.089%, 07/30/09	1,000	1,004
0.703%, 09/09/09	30,000	30,112
FNMA DN (B)
0.411%, 07/08/09	5,000	4,999

Total U.S. Government Agency Obligations (Cost $105,302) ($ Thousands)		105,302

U.S. TREASURY OBLIGATIONS — 3.0%
U.S. Treasury Note
3.250%, 12/31/09	13,000	13,186
U.S. Treasury Bills (B)
0.371%, 10/01/09	9,000	8,991
0.421%, 10/08/09	9,000	8,990
0.285%, 12/17/09	8,000	7,989

Total U.S. Treasury Obligations (Cost $39,156) ($ Thousands)		39,156

Description	Face Amount ($ Thousands)	Value ($ Thousands)

BANKERS’ ACCEPTANCE — 0.3%
Wachovia Bank
0.511%, 11/27/09	$2,000	$1,996
0.501%, 12/07/09	2,000	1,996

Total Bankers’ Acceptance (Cost $3,992) ($ Thousands)		3,992

MUNICIPAL BONDS (C) — 0.3%
Connecticut Housing Finance Authority, Sub-Ser A-5, RB
0.493%, 07/02/09	600	600
Iowa Finance Authority, Ser C, AMBAC, RB
0.450%, 07/09/09	2,850	2,850

Total Municipal Bonds (Cost $3,450) ($ Thousands)		3,450

CORPORATE OBLIGATION (C) — 0.2%
Wells Fargo
0.729%, 09/15/09	2,000	2,001

Total Corporate Obligation (Cost $2,001) ($ Thousands)		2,001

REPURCHASE AGREEMENT (D) — 8.1%
BNP Paribas 0.040%, dated 06/30/09, to be repurchased on 07/01/09, repurchase price $105,298,117 (collateralized by various FHLB/FHLMC/FNMA obligations, ranging in par value $10,949,000-$25,000,000, 3.375%-5.700%, 11/18/11-10/19/15, with a total market value $107,404,463)	105,298	105,298

Total Repurchase Agreement (Cost $105,298) ($ Thousands)		105,298

Total Investments — 100.0% (Cost $1,293,003)($ Thousands)		$1,293,003

Percentages are based on Net Assets of $1,293,598 ($ Thousands).

(A)	Securities are held in connection with a letter of credit issued by a major bank.

(B)	The rate reported is the effective yield at time of purchase.

(C)	Floating Rate Instrument. The rate reflected on the Statement of Investments is the rate in effect on June 30, 2009. The demand and interest rate reset features give this security a shorter effective maturity date.

(D)	Tri-Party Repurchase Agreement

AMBAC — American Municipal Bond Assurance Corporation

DN — Discount Note

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

RB — Revenue Bond

Ser — Series

The accompanying notes are an integral part of the financial statements.

SEI Liquid Asset Trust / Annual Report / June 30, 2009	3

Statement of Assets and Liabilities ($ Thousands)

as of June 30, 2009

Prime Obligation Fund
ASSETS:
Investments, at value (Cost $1,187,705)	$1,187,705
Repurchase agreement, at value (Cost $105,298)	105,298
Cash	1
Accrued income	848
Receivable for investment securities sold	150
Receivable for capital shares sold	1
Prepaid expenses	173
Total Assets	1,294,176
LIABILITIES:
Payable due to administrator	375
Payable due to investment adviser	45
Payable for income distribution	16
Chief Compliance Officer fees payable	3
Trustees fees payable	2
Accrued expenses	137
Total Liabilities	578
Net Assets	$1,293,598
NET ASSETS CONSIST OF:
Paid-in Capital	$1,293,603
Distributions in excess of net investment income	(5)
Net Assets	$1,293,598
Net Asset Value, Offering and Redemption Price Per Share — Class A
($1,293,597,703 ÷ 1,293,604,095 shares)	$1.00

The accompanying notes are an integral part of the financial statements.

4	SEI Liquid Asset Trust / Annual Report / June 30, 2009

Statement of Operations ($ Thousands)

For the year ended June 30, 2009

Prime Obligation Fund
Investment Income:
Interest Income	$21,943
Expenses:
Administration Fees	5,822
Shareholder Servicing Fees — Class A	3,470
Investment Advisory Fees	551
Trustees’ Fees	33
Chief Compliance Officer Fees	10
Treasury Expense	570
Printing Fees	199
Professional Fees	133
Custodian/Wire Agent Fees	53
Registration Fees	30
Insurance Expense	12
Other Expenses	14
Total Expenses	10,897
Less, Waiver of:
Administration Fees	(756)
Shareholder Servicing Fees — Class A	(3,470)
Net Expenses	6,671
Net Investment Income	15,272
Net Realized Gain (Loss) on:
Investments	(32,778)
Payment by Affiliate*	35,912
Net Change in Unrealized Appreciation (Depreciation) on/from:
Investments	13,395
Affiliated Investment	(11,476)
Net Realized and Unrealized Gain on Investments	5,053
Net Increase in Net Assets Resulting from Operations	$20,325
*	See Note 3 in Notes to Financial Statements

The accompanying notes are an integral part of the financial statements.

SEI Liquid Asset Trust / Annual Report / June 30, 2009	5

Statements of Changes in Net Assets ($ Thousands)

For the years ended June 30,

		Prime Obligation Fund
	2009	2008
Operations:
Net Investment Income	$15,272	$40,637
Net Realized Gain (Loss) on Investments	(32,778)	(3,930)
Payment by Affiliate*	35,912	—
Net Change in Unrealized Appreciation (Depreciation) on Investments and Affiliated Investment	1,919	(1,919)
Net Increase in Net Assets Resulting from Operations	20,325	34,788
Dividends From:
Net Investment Income:
Class A	(14,645)	(40,418)
Total Dividends	(14,645)	(40,418)
Capital Share Transactions (all at $1.00 per share):
Class A:
Proceeds from Shares Issued	6,674,906	6,435,951
Reinvestment of Dividends	12,787	35,770
Cost of Shares Redeemed	(6,579,317)	(6,092,079)
Increase in Net Assets Derived from Capital Share Transactions	108,376	379,642
Net Increase in Net Assets	114,056	374,012
Net Assets:
Beginning of Year	1,179,542	805,530
End of Year	$1,293,598	$1,179,542
Undistributed (Distributions in excess of) Net Investment Income	$(5)	$44
*	See Note 3 in Notes to Financial Statements

The	accompanying notes are an integral part of the financial statements.

6	SEI Liquid Asset Trust / Annual Report / June 30, 2009

Financial Highlights

For the years ended June 30,

For a Share Outstanding Throughout each Year

	Net Asset Value, Beginning of Year	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Securities	Payment by Affiliate	Total from Investment Operations	Dividends from Net Investment Income	Total Dividends	Net Asset Value, End of Year	Total Return†		Net Assets End of Year ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Prime Obligation Fund
Class A:
2009	$1.00	$0.01	$(0.03)	$0.03	$0.01	$(0.01)	$(0.01)	$1.00	1.12	%††	$1,293,598	0.48	%*	0.79%	1.10%
2008	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	3.96		1,179,542	0.44		0.75	3.76
2007	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	5.05		805,530	0.44		0.76	4.94
2006	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	3.88		855,597	0.44		0.76	3.82
2005	1.00	0.02	—	—	0.02	(0.02)	(0.02)	1.00	1.81		698,956	0.44		0.77	1.77

*	The expense ratio includes the Treasury Guarantee Program expense. Had this expense been excluded, the ratio would have been 0.44%.
†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	The total return includes payment by affiliate. Had the payment been excluded the total return would have been (1.61)%. See Note 3 to Financial Statements.
Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Liquid Asset Trust / Annual Report / June 30, 2009	7

Notes to Financial Statements

June 30, 2009

1. ORGANIZATION

SEI Liquid Asset Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated July 20, 1981.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company with one fund: the Prime Obligation Fund (the “Fund”). The Trust is registered to offer Class A shares of the Fund. A description of the Fund’s investment objectives, policies, and strategies are provided in the prospectus.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Investment securities are stated at amortized cost which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income. The Funds’ use of amortized cost is subject to their compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective July 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The valuation techniques used by the Fund to measure fair value in accordance with FAS 157 during the year ended June 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. For the year ended June 30, 2009, there have been no significant changes to the fair valuation methodologies.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments in accordance with FAS 157 carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Prime Obligation Fund
Certificates of Deposit	$—	$615,003	$—	$615,003
Commercial Paper	—	418,801	—	418,801
U.S. Government Agency Obligations	—	105,302	—	105,302
U.S. Treasury Obligations	—	39,156	—	39,156
Bankers’ Acceptances	—	3,992	—	3,992
Municipal Bonds	—	3,450	—	3,450
Corporate Obligation	—	2,001	—	2,001
Repurchase Agreement	—	105,298	—	105,298
Total	$—	$1,293,003	$—	$1,293,003

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Prime Obligation Fund ($ Thousands)
	Capital Support Agreement	Corporate Obligations	Commercial Paper	Total
Beginning balance as of July, 1, 2008	$11,476	$34,268	$24,587	$70,331
Accrued discounts/premiums	—	(4)	(15)	(19)
Realized gain/(loss)	—	(2,855)	2,487	(368)
Change in unrealized appreciation/depreciation	(11,476)	8,897	4,498	1,919
Net purchases/sales	—	(40,306)	(31,557)	(71,863)

Ending balance as of June 30, 2009	$—	$—	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

In October 2008, the FASB issued Staff Position 157-3, Determining the Fair Value of a Financial Asset in a Market That Is Not Active (“FSP 157-3”), which clarifies the application of SFAS 157 in an

8	SEI Liquid Asset Trust / Annual Report / June 30, 2009

inactive market and provides an illustrative example to demonstrate how the fair value of a financial asset is determined when the market for that financial asset is not active. The guidance provided by FSP 157-3 did not have a material impact on the Fund’s approach to valuing financial assets.

In April 2009, FASB Staff Position No. 157-4 — Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”) was issued. FSP 157-4 clarifies the process for measuring the fair value of financial instruments when the markets become inactive and quoted prices may reflect distressed transactions. FSP 157-4 provides a non-exclusive list of factors a reporting entity should consider when determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity. Under FSP 157-4, if a reporting entity concludes there has been a significant decrease in volume and level of activity for the asset or liability (or similar assets or liabilities), transactions or quoted prices may not be determinative of fair value. Further analysis of the transactions or quoted prices is needed, and a significant adjustment to the transactions or quoted prices may be necessary to estimate fair value in accordance with FASB Statement No. 157 — Fair Value Measurement. FSP 157-4 was effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. There was no change to the financial position of the Trust and results of its operations due to the adoption of FSP 157-4 and all disclosures have been made for the current period as part of the notes to the Financial Statements.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed. At June 30, 2009, the Fund did not own any illiquid securities.

Restricted Securities — Throughout the year, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings that could not be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there from. In addition, the Fund had generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of those investments. These investments were valued at amortized cost as determined in accordance with the procedures approved by the Board of Trustees. At June 30, 2009, the Fund did not own any restricted securities.

Repurchase Agreements — The Fund invests in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker’s custodian bank. Provisions of the agreements and the Trust’s policies ensure that the market value of the collateral, including accrued interest thereon, is sufficient to cover interest and principal in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

Expenses — Expenses that are directly related to the Fund are charged directly to the Fund.

Security Transactions and Investment Income — Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of specific identification. Interest income is recognized using the accrual basis of accounting.

All amortization is calculated using the straight line method over the holding period of the security. Amortization of premiums and accretion of discounts are included in interest income.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains of the Fund are distributed to the shareholders of the Fund annually.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Administration and Transfer Agency Agreement — SEI Investments Global Funds Services (the “Administrator”) provides administrative services to the Trust for an annual fee, which is calculated daily and paid monthly, of .42% of the average daily net assets of the Fund.

The Administrator has contractually agreed to waive fees and to reimburse expenses, through June 30, 2009, in order to keep total operating expenses, net of SEI Investments Management Corporation (“SIMC”) and SEI Investments Distribution Co.’s (the “Distributor”) fee waivers, from exceeding .44% of the average daily net assets of the Fund. The expense cap excludes the Treasury Guarantee Program expense and acquired fund fees. The Distributor is a wholly-owned and operated subsidiary of SEI Investments Company and a registered broker-dealer.

The Fund’s Board of Trustees approved the participation in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). The Program insured shares held by money market fund investors as of the close of business on September 19, 2008 against loss in the event that a money market fund liquidates its holdings and shareholders receive less than $1.00 per share.

The Program is designed to address temporary dislocations in the credit markets. The Program will operate through September 18, 2009. Participation in the Program requires a payment to the U.S.

SEI Liquid Asset Trust / Annual Report / June 30, 2009	9

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2009

Department of the Treasury ranging from 0.015% to 0.023% of the net asset value of the Fund as of September 18, 2008. These expenses were borne by the Fund and are amortized over the guarantee period for accounting purposes, without regard to any expense limitation currently in effect.

Distribution Agreement — The Distributor acts as the distributor of the shares of the Trust under a Distribution Agreement. The Trust has adopted a shareholder servicing plan for its Class A shares (the “Class A Plan”) pursuant to which a shareholder servicing fee of up to .25% of the average daily net assets attributable to Class A shares will be paid to the Distributor. Under the Class A Plan the Distributor may perform, or may compensate other service providers for performing, certain shareholder and administrative services. The Distributor has waived, on a voluntary basis, all of its shareholder servicing fee.

Under the Class A Plan, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

Certain officers and/or trustees of the Trust are also officers and/or directors of the Administrator, the Distributor or SIMC. Compensation of officers and affiliated trustees of the Trust is paid by the Administrator and/or SIMC.

The services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisor, sub-advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed annually by the Board.

U.S. Bank, N.A. which is a Trust shareholder, acts as custodian and wire agent for the Trust.

Payments by Affiliate — For the year ended June 30, 2009, an affiliate of SIMC purchased from the Fund all of the notes issued by Axon Financial Funding, LLC (“Axon”), Gryphon Funding Limited (“Gryphon”), Issuer Entity, LLC (“Issuer”), Stanfield Victoria Finance, LLC (“Stanfield”), and Wickersham Issuer Entity, LLC (“Wickersham”) that were held by the Fund. This transaction was effected pursuant to Rule 17a-9 under the Investment Company Act of 1940 (the “Act”), which permits an affiliate to purchase a security from a money market fund if that security is no longer an Eligible Security pursuant to Rule 2a-7 under the Act. Axon, Gryphon, Issuer, Stanfield and Wickersham were not Eligible Securities at the time of the transaction. The transaction is deemed as “Payment by Affiliate” on the Statement of Operations, in the amount of $35,912 ($ Thousands).

4. INVESTMENT ADVISORY AGREEMENT

SIMC serves as the Trust’s investment adviser and “manager of managers” under an investment advisory agreement. For its services, SIMC receives an annual fee equal to .075% of the Trust’s average daily net assets up to $500 million and .02% of such net assets in excess of $500 million.

Columbia Management Advisors, LLC (“Columbia”), serves as the Fund’s investment sub-adviser under an investment sub-advisory agreement. Columbia is paid by SIMC. SIMC compensates Columbia out of the fee it receives from the Fund.

5. FEDERAL INCOME TAXES

It is the Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required. The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

These reclassifications, which have no impact on net asset value of the Fund, are primarily attributable to timing and character differences due to partnership investments. Accordingly, the following permanent differences have been reclassified to/from the following accounts during the year ended June 30, 2009 ($ Thousands):

Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)
$(676)	$676

The tax character of dividends paid to Class A shareholders during the years ended June 30, 2009 and June 30, 2008 were as follows ($ Thousands):

Ordinary Income
2009	$14,645
2008	$40,418

As of June 30, 2009, the components of accumulated losses on a tax basis were as follows ($ Thousands):

Undistributed Ordinary Income	$128
Capital Loss Carryforwards	(2)
Partnership Adjustment	—
Post-October Losses	—
Unrealized Depreciation	—
Other Temporary Differences	(131)

Total Accumulated Losses	$(5)

10	SEI Liquid Asset Trust / Annual Report / June 30, 2009

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future capital gains were as follows ($ Thousands):

Expiring in 2013	$—
Expiring in 2014	—
Expiring in 2015	1
Expiring in 2016	1
Expiring in 2017	—

Total Capital Loss Carryforwards	$2

During the year ended June 30, 2009, the Fund utilized $46,089 of capital loss carryforward to offset capital gains.

The cost basis of securities for Federal income tax purposes is equal to the cost basis used for financial reporting purposes.

Management has analyzed the Fund’s tax positions taken on the federal tax returns for all open tax years and has concluded that as of June 30, 2009 no provision for income tax is required in the Fund’s financial statements.

All uncertain tax positions, except for the accretion of market discount associated with the structured investment vehicles subject to the capital support agreement in respect of the year ended June 30, 2009, meet the more likely than not criteria established in FIN 48. SEI Investment Company (“SEI”), which is the parent company of SIMC, has agreed to indemnify the Fund if the Internal Revenue Service (“IRS”) were to disagree with a position taken on the tax return for the year ended June 30, 2009. Accordingly, no provision for taxes is required. The Fund’s federal income and excise tax returns are subject to examination by the IRS for all open tax years under the applicable Statute of Limitations.

6. CAPITAL SUPPORT AGREEMENT

On December 3, 2007, the Fund entered into a Capital Support Agreement, as amended with SEI Investments Company (“SEI”), which is the parent company of SIMC. The Capital Support Agreement requires SEI to commit capital to the Fund, subject to a specified maximum contribution amount, if the Fund realizes payments or sales proceeds from specified securities (“Eligible Notes”) held by the Fund which are less than the amortized cost of such securities and such loss causes the Fund’s mark-to-market net asset value to drop below $0.9950. On November 20, 2008, the Capital Support Agreement was amended to increase the maximum contribution amount to $30.0 million. On November 28, 2008, the Capital Support Agreement was amended and restated. Under the Amended and Restated Capital Support Agreement the maximum contribution amount remained at $30.0 million. Upon the sale or other ultimate disposition of an Eligible Note, the amount of required capital commitment would be the least of the following amounts: (i) the amount, if any, by which the amortized cost of the Eligible Note exceeds the amount realized from the sale or other disposition of the security; (ii) the amount, if any, necessary to restore the net asset value per share of the Fund to 0.9950, or

(iii) the maximum contribution amount, taking into account all prior contributions. SEI’s obligations under the Agreement may be supported by either a Letter of Credit issued by a bank having a First Tier credit rating or cash held in a segregated account. The Fund will draw on the Letter of Credit or withdraw from the segregated account in the event that SEI fails to make a cash contribution when due under the Agreement.

The Fund will sell the Eligible Notes (i) promptly following any change in the Letter of Credit provider’s short term credit ratings such that the Letter of Credit provider’s obligations no longer qualify as First Tier Securities as defined in paragraph (a)(12) of Rule 2a-7, or (ii) on the business day immediately prior to the termination date of the Agreement (November 6, 2009); provided that the Fund is not required to complete any such sale if the amount the Fund expects to receive would not result in the payment of a Capital Contribution, or, with respect to an event described in (i) above, if the Affiliate substitutes an obligation or credit support that satisfies the requirement of a First Tier Security within fifteen (15) calendar days from the occurrence of such event and, during such 15 day period, the Letter of Credit provider’s obligations continue to qualify as Second Tier Securities under paragraph (a)(22) of Rule 2a-7.

Since the Fund held no Eligible Notes as of June 25, 2009, the Capital Support Agreement with the Fund terminated as of that date.

7. RESTRUCTURING FUND

At a meeting held on June 29, 2007, the Board approved the liquidation of the Trust in connection with a limited restructuring of some SEI Funds, in which case it was planned that nearly all of the Prime Obligation Fund’s shareholders would become shareholders of a Prime Obligation Fund that is being established within another trust in the SEI Funds Complex. However, in light of recent volatility in the money markets, the liquidation has been postponed. The adviser and the Board will continue to monitor the situation to determine when and if the restructuring and the related liquidation of the Trust should proceed. Unless and until such liquidation occurs, the Fund will continue to operate normally.

Accounting rules require that financial statements for entities in liquidation, or for which liquidation appears imminent, be prepared on a liquidation basis of accounting. Liquidation basis of accounting requires the Fund to record assets and liabilities at values expected to be achieved in liquidation. A change to the liquidation basis of accounting would not have a material effect on the Fund’s carrying value of assets and liabilities nor its operations.

8. SUBSEQUENT EVENTS

The Company has evaluated the need for disclosures and/or adjustments resulting from subsequent events through August 28, 2009, the date the financial statements were available to be issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

SEI Liquid Asset Trust / Annual Report / June 30, 2009	11

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of

SEI Liquid Asset Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of SEI Liquid Asset Trust, comprising the Prime Obligation Fund (the “Fund”), as of June 30, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended June 30, 2005, were audited by other auditors, whose report dated August 19, 2005 expressed an unqualified opinion thereon.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2009, by correspondence with the custodians and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the SEI Liquid Asset Trust, comprising of the Prime Obligation Fund, as of June 30, 2009, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

August 28, 2009

12	SEI Liquid Asset Trust / Annual Report / June 30, 2009

Trustees and Officers of the Trust (Unaudited)

The following information is current as of June 30, 2009.

Set forth below are the names, addresses, ages, position with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of portfolios in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-342-5734.

Name Address, and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
INTERESTED TRUSTEES
Robert A. Nesher One Freedom Valley Drive Oaks, PA 19456 62 yrs. old	Chairman of the Board of Trustees*	since 1982	Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated.	80	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, Director of SEI Global Master Fund, plc, SEI Global Assets Fund, plc, SEI Global Investments Fund, plc, SEI Investments Global, Limited, SEI Investments — Global Fund Services, Limited, SEI Investments (Europe), Limited, SEI Investments — Unit Trust Management (UK), Limited, SEI Global Nominee Ltd., SEI Opportunity Fund, L.P., SEI Structured Credit Fund, L.P., and SEI Multi-Strategy Funds plc.
William M. Doran 1701 Market Street Philadelphia, PA 19103 69 yrs. old	Trustee*	since 1982	Self-employed consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI, SIMC, the Administrator and the Distributor. Secretary of SEI since 1978.	80	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, Director of SEI since 1974. Director of the Distributor since 2003. Director of SEI Investments — Global Fund Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe), Limited, SEI Investments (Asia), Limited and SEI Asset Korea Co., Ltd.
TRUSTEES
James M. Storey One Freedom Valley Drive Oaks, PA 19456 78 yrs. old	Trustee	since 1995	Attorney, sole practitioner since 1994. Partner, Dechert Price & Rhoads, September 1987- December 1993.	80	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, and U.S. Charitable Gift Trust.

*Messrs.	Nesher and Doran are Trustees who may be deemed as “interested” persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with SIMC and the Trust’s Distributor.
[1]Each

trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

[2]The

Fund Complex includes the following Trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, L.P.

SEI Liquid Asset Trust / Annual Report / June 30, 2009	13

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

Name Address, and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
TRUSTEES (continued)
George J. Sullivan, Jr. One Freedom Valley Drive Oaks, PA 19456 66 yrs. old	Trustee	since 1996	Self-Employed Consultant, Newfound Consultants Inc. since April 1997.	80	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, State Street Navigator Securities Lending Trust, SEI Opportunity Fund, L.P., and SEI Structured Credit Fund, L.P., member of the independent review committee for SEI’s Canadian-registered mutual funds since 2009
Rosemarie B. Greco One Freedom Valley Drive Oaks, PA 19456 63 yrs. old	Trustee	since 1999	Director, Governor’s Office of Health Care Reform, Commonwealth of Pennsylvania since 2003. Founder and Principal, Grecoventures Ltd. from 1999 to 2002.	80	Director, Sonoco, Inc.; Director, Exelon Corporation; Trustee, Pennsylvania Real Estate Investment Trust.
Nina Lesavoy One Freedom Valley Drive Oaks, PA 19456 52 yrs. old	Trustee	since 2003	Founder and Managing Director, Avec Capital since 2008, Managing Director, Cue Capital from March 2002-March 2008.	80	Director of SEI Opportunity Fund, L.P., and SEI Structured Credit Fund, L.P.
James M. Williams One Freedom Valley Drive Oaks, PA 19456 61 yrs. old	Trustee	since 2004	Vice President and Chief Investment Officer, J. Paul Getty Trust, Non-Profit Foundation for Visual Arts, since December 2002. President, Harbor Capital Advisors and Harbor Mutual Funds, 2000-2002.	80	Trustee/Director of Ariel Mutual Funds, SEI Opportunity Fund, L.P., and SEI Structured Credit Fund, L.P.
Mitchell A. Johnson One Freedom Valley Drive Oaks, PA 19456 67 yrs. old	Trustee	since 2007	Private Investor since 1994.	80	Trustee of the Advisors’ Inner Circle Fund, The Advisor’s Inner Circle Fund II, and Bishop Street Funds.
Hubert L. Harris, Jr. One Freedom Valley Drive Oaks, PA 19456 66 yrs. old	Trustee	since 2008	Retired since December 2005. Chief Executive Officer and Chair of the Board of Directors, AMVESCAP Retirement, Inc., 1997-December 2005. Chief Executive Officer, INVESCO North America, September 2003-December 2005.	80	Director of Colonial BancGroup, Inc. and Chair of the Board of Trustees, Georgia Tech Foundation, Inc. (nonprofit corporation).
OFFICERS
Robert A. Nesher One Freedom Valley Drive Oaks, PA 19456 62 yrs. old	President & CEO	since 2005	Currently performs various services on behalf of SEI for which Mr. Nesher is compensated.	N/A	N/A
Stephen F. Panner One Freedom Valley Drive Oaks, PA 19456 39 yrs. old	Controller and Chief Financial Officer	since 2005	Fund Accounting Director of the Administrator since 2005. Fund Administration Manager, Old Mutual Fund Services, 2000-2005. Chief Financial Officer, Controller and Treasurer, PBHG Funds and PBHG Insurance Series Fund, 2004-2005. Assistant Treasurer, PBHG Funds and PBHG Insurance Series Fund, 2000-2004. Assistant Treasurer, Old Mutual Advisors Fund, 2004-2005.	N/A	N/A

[1]

Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

[2]

The Fund Complex includes the following Trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, L.P.

14	SEI Liquid Asset Trust / Annual Report / June 30, 2009

Name Address, and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
OFFICERS (continued)
Russell Emery One Freedom Valley Drive Oaks, PA 19456 46 yrs. old	Chief Compliance Officer	since 2006	Chief Compliance Officer of SEI Opportunity Fund, L.P., SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Institutional Investments Trust, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, and Bishop Street Funds, since March 2006. Chief Compliance Officer of SEI Structural Credit Fund, LP and SEI Alpha Strategy Portfolio, LP since June 2007. Director of Investment Product Management and Development of SIMC, February 2003-March 2006.	N/A	N/A
Timothy D. Barto One Freedom Valley Drive Oaks, PA 19456 41 yrs. old	Vice President and Secretary	since 2002	General Counsel, Vice President and Secretary of SIMC and the Administrator since 2004. Vice President and Assistant Secretary of SEI since 2001. Vice President of SIMC and the Administrator since 1999. Assistant Secretary of SIMC, the Administrator and the Distributor and Vice President of the Distributor, 1999-2003.	N/A	N/A
James Ndiaye One Freedom Valley Drive Oaks, PA 19456 40 yrs. old	Vice President and Assistant Secretary	since 2005	Vice President and Assistant Secretary of SIMC since 2005. Vice President, Deutsche Asset Management (2003-2004). Associate, Morgan, Lewis & Bockius LLP (2000-2003).	N/A	N/A
Michael T. Pang One Freedom Valley Drive Oaks, PA 19456 37 yrs. old	Vice President and Assistant Secretary	since 2005	Vice President and Assistant Secretary of SIMC since 2005. Counsel, Caledonian Bank & Trust’s Mutual Funds Group (2004). Counsel, Permal Asset Management (2001-2004).	N/A	N/A
Aaron Buser One Freedom Valley Drive Oaks, PA 19456 38 yrs. old	Vice President and Assistant Secretary	since 2008	Vice President and Assistant Secretary of SIMC since 2007. Associate at Stark & Stark (2004-2007). Associate at Flaster/Greenberg, P.C. (2000-2004).	N/A	N/A
David F. McCann One Freedom Valley Drive Oaks, PA 19456 33 yrs. old	Vice President and Assistant Secretary	since 2009	Vice President and Assistant Secretary of SIMC since 2008. Attorney, Drinker Biddle & Reath, LLP (law firm), May 2005-October 2008. Attorney, Pepper Hamilton, LLP (law firm), September 2001-May 2005.
John J. McCue One Freedom Valley Drive Oaks, PA 19456 46 yrs. old	Vice President	since 2004	Director of Portfolio Implementations for SIMC since 1995. Managing Director of Money Market Investments for SIMC since 2003.	N/A	N/A
Andrew S. Decker One Freedom Valley Drive Oaks, PA 19456 45 yrs. old	Anti-Money Laundering Compliance Officer	since 2008	Compliance Officer and Product Manager, SEI 2005-2008. Vice President, Old Mutual Capital, 2000-2005.	N/A	N/A

[1]

Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

[2]

The Fund Complex includes the following Trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, L.P.

SEI Liquid Asset Trust / Annual Report / June 30, 2009	15

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio. The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Annualized Expense Ratios	Expenses Paid During Period*
Prime Obligation Fund — Class A
Actual Fund Return	$1,000.00	1,001.30	0.48	2.38
Hypothetical 5% Return	1,000.00	1,022.61	0.48	2.41

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

16	SEI Liquid Asset Trust / Annual Report / June 30, 2009

Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited)

SEI Liquid Asset Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the series of the Trust (the “Fund”) and may manage the cash portion of the Fund’s assets. Pursuant to separate sub-advisory agreements (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”) with SIMC, and under the supervision of SIMC and the Trust’s Board of Trustees (the “Board”), the Sub-Advisers are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Fund. The Sub-Advisers also are responsible for managing their employees who provide services to the Fund. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”) requires that the initial approval of, as well as the continuation of, the Fund’s Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board of Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approvals, the Fund’s Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission (“SEC”) takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Trust’s Board of Trustees calls and holds meetings each year that are dedicated to considering whether to renew the Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Fund of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from Fund counsel and independent counsel to the Independent Trustees regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (a) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (b) SIMC’s and the Sub-Advisers’ investment management personnel; (c) SIMC’s and the Sub-Advisers’ operations and financial condition; (d) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that SIMC and the Sub-Advisers charge the Fund compared with the fees each charge to comparable mutual funds; (f) the Fund’s overall fees and operating expenses compared with similar mutual funds; (g) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (h) SIMC’s and the Sub-Advisers’ compliance systems; (i) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (j) SIMC’s and the Sub-Advisers’ reputation, expertise and resources in domestic and/or international financial markets; and (k) the Fund’s performance compared with similar mutual funds.

SEI Liquid Asset Trust / Annual Report / June 30, 2009	17

Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited) (Continued)

At the March 25-26, 2009 meetings of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreements and approved the selection of SIMC and the Sub-Advisers to act in their respective capacities for the Fund. The Board’s approval was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including:

•

the nature, extent and quality of the services provided to the Fund under the Investment Advisory Agreements, including the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Fund;

•	the Fund’s investment performance and how it compared to that of other comparable mutual funds;

•	the Fund’s expenses under each Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds;

•

the profitability of SIMC and the Sub-Advisers and their affiliates with respect to the Fund, including both direct and indirect benefits accruing to SIMC and the Sub-Advisers and their affiliates; and

•

the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board of Trustees considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Fund and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, SIMC’s and the Sub-Advisers’ personnel, experience, track record and compliance program. The Trustees found the level of SIMC’s professional staff and culture of compliance satisfactory. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Fund and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Fund supported renewal of the Investment Advisory Agreements.

Fund Performance. The Board of Trustees considered Fund performance in determining whether to renew the Investment Advisory Agreements. Specifically, the Trustees considered the Fund’s performance relative to their peer groups and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for the Fund. The Trustees found Fund performance satisfactory, and where performance was below the benchmark, the Trustees were satisfied that appropriate steps were being taken. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Fund supported renewal of the Investment Advisory Agreements.

Fund Expenses. With respect to the Fund’s expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Fund’s net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in the Fund’s peer group. The Trustees further considered the fact that the comparative fee analysis either showed that the various fees were below average or that there was a reasonable basis for the fee level. Finally, the Trustees considered the effects of SIMC’s voluntary waiver of management and other fees and the Sub-Advisers’ fees to prevent total Fund expenses from exceeding a specified cap and that SIMC and the Sub-Advisers, through waivers, have maintained the Fund’s net operating expenses at a competitive level for its distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Fund are reasonable and supported renewal of the Investment Advisory Agreements.

18	SEI Liquid Asset Trust / Annual Report / June 30, 2009

Profitability. With regard to profitability, the Trustees considered all compensation flowing to SIMC and the Sub-Adviser and their affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Investment Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by SIMC and the Sub-Advisers and their affiliates. The Trustees found that profitability was reasonable and that the margin was not increasing despite growth in assets. When considering the profitability of the Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC, and not by the Fund directly, and such compensation with respect to any Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of SIMC and the Sub-Advisers are reasonable and supported renewal of the Investment Advisory Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Fund obtains reasonable benefit from economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

SEI Liquid Asset Trust / Annual Report / June 30, 2009	19

Notice to Shareholders (Unaudited)

For shareholders that do not have a June 30, 2009 taxable year end, this notice is for informational purposes only. For shareholders with a June 30, 2009 taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended June 30, 2009, the Fund is making the following dividend designations with regard to distributions paid during the year as follows:

(A) Long Term Capital Gains Distributions (Tax Basis)	(B) Ordinary Income Distributions (Tax Basis)	Total Distributions (Tax Basis)	(C) Dividends Qualifying for Corporate Dividends Rec. Deduction (1)
0.00%	100.00%	100.00%	0.00%
(D) Qualifying Dividend Income (2)	(E) U.S. Government Interest (3)	Interest Related Dividend (4)	Short-Term Capital Gain Dividends (5)
0.00%	0.58%	100.00%	0.00%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” and is reflected as a percentage of “Ordinary Income Distributions.”

(3)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of “Total Ordinary Income Distributions.” Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for Fund shareholders who are residents of California, Connecticut or New York, the statutory threshold requirements were or were not satisfied to permit exemption of these amounts from state income.

(4)	The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors. This provision of the IRC will be expiring for years beginning after January 1, 2010.

(5)	The percentage in this column represents the amount of “Short-Term Capital Gains Dividends” and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors. This provision of the IRC will be expiring for years beginning after January 1, 2010.

Items (A) and (B) are based on the percentage of the Fund’s total distribution.

Items (C) and (D) are based on the percentage of ordinary income distributions of the Fund.

Item (E) is based on the percentage of gross income of the Fund.

Please consult your tax adviser for proper treatment of this information. This notification should be kept with your permanent tax records.

20	SEI Liquid Asset Trust / Annual Report / June 30, 2009

SEI LIQUID ASSET TRUST ANNUAL REPORT JUNE 30, 2009

Robert A. Nesher, Chairman

Trustees

William M. Doran

James M. Storey

George J. Sullivan, Jr.

Rosemarie B. Greco

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

Stephen F. Panner

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

James Ndiaye

Vice President, Assistant Secretary

Michael T. Pang

Vice President, Assistant Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

John J. McCue

Vice President

Andrew S. Decker

Anti-Money Laundering Compliance Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI Investments Distribution Co.

Oaks, PA 19456    1.800.DIAL.SEI (1.800.342.5734)

SEI-F-097 (6/09)

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees (the “Board”) has determined that the Registrant has at least one Audit Committee financial expert serving on the audit committee.

(a)(2) The Audit Committee financial experts are George J. Sullivan, Jr and Hubert L. Harris, Jr. Mr. Sullivan and Harris are independent trustees as defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by KPMG LLP (KPMG) related to the Registrant

KPMG billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		Fiscal Year 2009			Fiscal Year 2008
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$27,000	N/A	N/A	$22,000	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	N/A	N/A	N/A	N/A	N/A	N/A
(d)	All Other Fees	N/A	$234,500	$0	$400	$226,000	$0

Notes:

(1)	Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) All requests or applications for services to be provided by the independent auditor shall be submitted to the Chief Financial Officer (“CFO”) of the Registrant and must include a detailed description of the services proposed to be rendered. The Registrant’s CFO will determine whether such services (1) require specific pre-approval, (2) are included within the list of services that have received the general pre-approval of the Audit Committee or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	2009	2008
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g)(1) The aggregate non-audit fees and services billed by KPMG for the fiscal year 2009 were $234,500. Non-audit fees consist of SAS No. 70 review of fund accounting and administration operations, attestation report in accordance with Rule 17 Ad-13, agreed upon procedures report over certain internal controls related to compliance with federal securities laws and regulations and tax consulting services for various service affiliates of the Registrant.

(g)(2) The aggregate non-audit fees and services billed by KPMG for the 2008 fiscal year were $226,400.

(h) During the past fiscal year, Registrant’s principal accountant provided certain non-audit services to Registrant’s investment adviser or to entities controlling, controlled by, or under common control with Registrant’s investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Registrant’s Audit Committee reviewed and considered these non-audit services provided by Registrant’s principal accountant to Registrant’s affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Nominating Committee (the “Committee”) currently consisting of the Independent Trustees on the Board. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the Registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SEI Liquid Asset Trust

By (Signature and Title)	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: August 28, 2009

By (Signature and Title)	/s/ Stephen F. Panner
Stephen F. Panner
Controller & CFO

Date: August 28, 2009